Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

In August 2021, the Company sold 415,615 shares of common stock at a purchase price of $3.25 per share in a private placement for gross proceeds of $1,350,749. The Company agreed with the purchasers to file with the SEC by August 31, 2021, a registration statement on Form S-1 or other available form to register these shares under the Securities Act for resale, and to use its commercially reasonable efforts to cause such registration statement to become effective within 120 days after such date (or, in the event of a “full review” by the SEC staff, 150 calendar days after such date), and to keep such registration statement effective (with certain exceptions) until all such shares (i) have been sold, thereunder or pursuant to Rule 144 under the Securities Act, or (ii) may be sold without volume or manner-of-sale restrictions pursuant to Rule 144 and without the requirement for the Company to be in compliance with the current public information requirement under Rule 144. The Company will pay all expenses of such registration other than broker or similar commissions or fees or transfer taxes of any selling shareholder. The Company and each holder of such shares agreed to provide customary indemnifications to each other in connection with the registration statement. The Company also agreed to provide to such holders “piggyback” registration rights in certain circumstances. The Company agreed to pay a licensed broker a cash fee equal to 9% of the purchase price paid by certain investors for their shares, to reimburse it for certain expenses, and to issue to the broker warrants to purchase 9.0% of the total number of shares purchased by those investors, at an exercise price of $3.25 per share with a cashless exercise feature, with an expiration date 5 years from date of issuance and with other customary terms and conditions. As a result the Company paid a cash fee to the broker of $121,567 and issued warrants to purchase 37,405 shares of common stock.